Property, Equipment and Software (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Summary of property, equipment and software
Gross book value		¥ 3,822,772			¥ 5,544,557
Less: accumulated depreciation		(1,403,262)			(1,775,231)
Net book value		2,419,510		$ 579,335	3,769,326
Depreciation expense	¥ 522,200	312,900	¥ 178,900
Building and decoration
Summary of property, equipment and software
Gross book value		1,207,607			1,496,971
Leasehold improvements
Summary of property, equipment and software
Gross book value		39,880			98,278
Furniture, fixtures and office equipment
Summary of property, equipment and software
Gross book value		104,779			124,201
Vehicles
Summary of property, equipment and software
Gross book value		52,396			68,414
Servers and computers
Summary of property, equipment and software
Gross book value		1,700,463			2,583,270
Software
Summary of property, equipment and software
Gross book value		54,273			86,650
Construction in progress
Summary of property, equipment and software
Gross book value		663,374			1,086,773
Construction in progress | Hangzhou, Zhoushan, Guangzhou and Ningbo
Summary of property, equipment and software
Gross book value		¥ 642,400			¥ 1,084,600